Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Revenues	$ 86,405	$ 66,364	$ 49,395
Cost of revenues	45,820	37,187	27,953
Gross profit	40,585	29,177	21,442
Operating expenses:
Research and development	11,950	9,475	7,443
Selling and marketing	13,367	10,616	7,734
General and administrative	9,500	5,266	3,278
Total operating expenses	34,817	25,357	18,455
Operating income	5,768	3,820	2,987
Finance expenses, net	334	15	460
Income before taxes on income	5,434	3,805	2,527
Taxes on income	709	782	1,393
Net income	$ 4,725	$ 3,023	$ 1,134
Basic net earnings per share	$ 0.19	$ 0.34	$ 0.13
Diluted net earnings per share	$ 0.18	$ 0.29	$ 0.11